THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                             SECURITY   MOODY'S/     MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION             TYPE    S&P RATINGS     DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
LONG-TERM INVESTMENTS (96.8%)
ALABAMA (0.1%)
    $ 1,000     Daphne Special Care Facilities
                  Financing Authority, (Presbyterian
                  Retirement, Prerefunded, Series A,
                  due 08/15/18)......................      RB      NR/NR       08/15/01(a)  7.300% $  1,041,770
                                                                                                   ------------

ALASKA (0.3%)
      2,000     Anchorage, (Prerefunded, due
                  07/01/02), MBIA Insured............      GO     Aaa/AAA      07/01/01(a)  6.600     2,058,080
                                                                                                   ------------

ARIZONA (0.8%)
      1,000     Maricopa County School District #11,
                  (Peoria Unified School Improvement,
                  Prerefunded, Series H, due
                  07/01/05), MBIA Insured............      GO     Aaa/AAA      07/01/01(a)  7.000     1,034,870
      1,750     Phoenix, (Refunding, Series C).......      GO     Aa1/AA+      07/01/02     6.375     1,817,200
      3,315     Salt River Project, (Agricultural
                  Improvement & Power District,
                  Electric System Revenue, Refunding,
                  Series A)..........................      RB      Aa2/AA      01/01/06     6.000     3,463,015
                                                                                                   ------------
                    TOTAL ARIZONA....................                                                 6,315,085
                                                                                                   ------------

CALIFORNIA (4.5%)
      6,000     California...........................      GO     Aa3/AA-      02/01/08     6.500     6,558,960
      2,520     California Department of Water
                  Resources, (Central Valley Project,
                  Water Systems Service, Refunding,
                  Series J-1)........................      RB      Aa2/AA      12/01/12     7.000     2,904,048
      2,750     California Pollution Control
                  Financing Authority, (PCR, Laidlaw
                  Environmental, Refunding,
                  Series A)..........................      RB      NR/NR       07/01/07     6.700     2,720,795
     13,675     California Statewide Community
                  Development Authority, (Catholic
                  Healthcare West)...................      RB    Baa1/BBB+     07/01/09     6.000    13,237,126
      1,049     Kaweah Delta Hospital District,
                  Tulare County, (Series E)..........      PP      NR/A+       06/01/14     5.250     1,052,583
      1,479     Kaweah Delta Hospital District,
                  Tulare County, (Series G)..........      PP      NR/A+       06/01/04     6.400     1,540,260

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
CALIFORNIA (CONTINUED)
    $ 2,500     Los Angeles County Public Works
                  Financing Authority, (Lease
                  Revenue, Refunding, Series A), MBIA
                  Insured............................      RB     Aaa/AAA      09/01/06     6.000% $  2,668,625
      4,200     Los Angeles County Public Works
                  Financing Authority, (Regional Park
                  and Open Space District, Refunding,
                  Series A)..........................      RB      Aa3/AA      10/01/07     5.375     4,334,148
                                                                                                   ------------
                    TOTAL CALIFORNIA.................                                                35,016,545
                                                                                                   ------------

CONNECTICUT (0.6%)
      2,000     Connecticut Health & Educational
                  Facilities Authority, (St. Mary's
                  Hospital, Series D)................      RB     Baa1/NR      07/01/01     5.750     2,016,300
      2,815     Connecticut, (Special Tax Obligation,
                  Transportation Infrastructure,
                  Prerefunded, Series A, due
                  06/01/04)..........................      RB      NR/AAA      06/01/03(a)  6.600     2,960,057
                                                                                                   ------------
                    TOTAL CONNECTICUT................                                                 4,976,357
                                                                                                   ------------

DISTRICT OF COLUMBIA (7.4%)
        220     District of Columbia, (Escrowed to
                  Maturity, Series A), MBIA-IBC
                  Insured............................      GO     Aaa/AAA      06/01/07     6.000       230,184
      2,600     District of Columbia, (Escrowed to
                  Maturity, Series B), MBIA
                  Insured............................      GO      NR/AAA      06/01/02     6.000     2,671,786
      6,795     District of Columbia, (Escrowed to
                  Maturity, Series C), FGIC
                  Insured............................      GO     Aaa/AAA      12/01/03     5.250     6,888,431
     10,645     District of Columbia, (Escrowed to
                  Maturity, Series A)................      GO     Aaa/BBB      06/01/04     5.800    10,946,892
     18,520     District of Columbia, (Refunding,
                  Series B), FSA Insured.............      GO     Aaa/AAA      06/01/09     5.500    18,535,557
        705     District of Columbia, (Unrefunded
                  Balance, Refunding, Series C), FGIC
                  Insured............................      GO     Aaa/AAA      12/01/03     5.250       711,507
      2,780     District of Columbia, (Unrefunded
                  Balance, Series A), MBIA-IBC
                  Insured............................      GO     Aaa/AAA      06/01/07     6.000     2,881,220
      3,665     Metropolitan Airport, (General
                  Airport Revenue, Series A), FGIC
                  Insured............................      RB     Aaa/AAA      10/01/10     7.250     3,787,594
      1,000     Metropolitan Airport, (General
                  Airport Revenue, Series B), FGIC
                  Insured............................      RB     Aaa/AAA      10/01/03     5.750     1,030,460

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
DISTRICT OF COLUMBIA (CONTINUED)
    $ 4,015     Metropolitan Airport, (General
                  Airport Revenue, Series B), FGIC
                  Insured............................      RB     Aaa/AAA      10/01/05     6.000% $  4,189,412
      5,745     Metropolitan Airport, (General
                  Airport Revenue, Series B), FGIC
                  Insured............................      RB     Aaa/AAA      10/01/06     6.000     5,990,024
                                                                                                   ------------
                    TOTAL DISTRICT OF COLUMBIA.......                                                57,863,067
                                                                                                   ------------

FLORIDA (1.6%)
      5,765     Dade County School District,
                  (Refunding), MBIA Insured..........      GO     Aaa/AAA      07/15/05     6.000     6,038,088
        465     Florida State Board of Education,
                  (Capital Outlay, Unrefunded
                  Balance, Series C).................      GO     Aa2/AA+      06/01/01     7.000       470,115
      2,000     Jacksonville Health Facilities
                  Authority, (Hospital Revenue,
                  Charity Obligated Group, Refunding,
                  Series A), MBIA Insured............      RB     Aaa/AAA      08/15/06     5.500     2,042,560
      2,000     Tampa, (Health System Revenue,
                  Catholic Health, Refunding,
                  Series A-1), MBIA Insured..........      RB     Aaa/AAA      11/15/04     5.250     2,027,720
      2,000     Volusia County School District,
                  (Refunding), FGIC Insured..........      GO     Aaa/AAA      08/01/02     6.100     2,068,040
                                                                                                   ------------
                    TOTAL FLORIDA....................                                                12,646,523
                                                                                                   ------------

GEORGIA (7.1%)
      3,200     De Kalb County (Water & Sewer
                  Revenue, Refunding)................      RB      Aa/AA       10/01/02     6.000     3,302,688
      2,630     Fulton County School District,
                  (Refunding)........................      GO      Aa2/AA      05/01/14     6.375     2,821,990
      4,500     Georgia Municipal Electric Authority,
                  (Power Revenue, Crossover
                  Refunding, Series DD), AMBAC-TCRS
                  Insured............................      RB     Aaa/AAA      01/01/08     7.000     4,986,270
      1,250     Georgia Municipal Electric Authority,
                  (Power Revenue, Refunding,
                  Series A)..........................      RB       A3/A       01/01/12     6.500     1,342,937
      4,000     Georgia Municipal Electric Authority,
                  (Power Revenue, Series A), MBIA-IBC
                  Insured............................      RB     Aaa/AAA      01/01/12     6.500     4,286,600
      4,895     Georgia, (Refunding, Series E).......      GO     Aaa/AAA      07/01/03     5.500     5,010,669
      5,820     Georgia, (Refunding, Series E).......      GO     Aaa/AAA      02/01/05     5.000     5,830,534
      6,000     Georgia, (Series B)..................      GO     Aaa/AAA      03/01/07     7.200     6,729,120
      3,000     Georgia, (Series B)..................      GO     Aaa/AAA      03/01/10     6.300     3,228,000
      4,470     Georgia, (Series C)..................      GO     Aaa/AAA      07/01/11     5.700     4,596,501
      5,265     Georgia, (Series C)..................      GO     Aaa/AAA      09/01/10     5.750     5,448,117

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
GEORGIA (CONTINUED)
    $ 2,500     Gwinnett County School District,
                  (Refunding, Series B)..............      GO     Aa1/AA+      02/01/08     6.400% $  2,692,750
      5,000     Metropolitan Atlanta Rapid Transit
                  Authority, (Sales Tax Revenue,
                  Refunding, Series P), AMBAC
                  Insured............................      RB     Aaa/AAA      07/01/11     6.250     5,334,400
                                                                                                   ------------
                    TOTAL GEORGIA....................                                                55,610,576
                                                                                                   ------------

HAWAII (0.5%)
      2,000     Hawaii, (Series BZ)..................      GO      A1/A+       10/01/12     6.000     2,078,400
        510     Honolulu, City & County, (Escrowed to
                  Maturity, Series B)................      GO     Aaa/AA-      10/01/11     5.500       514,131
      1,490     Honolulu, City & County, (Unrefunded
                  Balance, Series B).................      GO     Aa3/AA-      10/01/11     5.500     1,480,419
                                                                                                   ------------
                    TOTAL HAWAII.....................                                                 4,072,950
                                                                                                   ------------

ILLINOIS (6.8%)
      4,130     Chicago Board of Education, (Lease
                  Certificates, Refunding,
                  Series A), MBIA Insured............      RB     Aaa/AAA      01/01/07     6.125     4,326,918
      7,000     Chicago, (City Colleges Capital
                  Improvement), FGIC Insured.........      GO     Aaa/AAA      01/01/10     6.000     7,260,960
      5,500     Chicago, (City Colleges Capital
                  Improvement), FGIC Insured.........      GO     Aaa/AAA      01/01/11     6.000     5,679,685
      4,000     Chicago, (Equipment Notes), AMBAC
                  Insured............................      GO     Aaa/AAA      01/01/04     5.600     4,085,520
      3,000     Chicago, (Refunding, Series A-2),
                  AMBAC Insured......................      GO     Aaa/AAA      01/01/11     6.000     3,098,010
      3,280     Cook County, (Refunding, Series C),
                  FGIC Insured.......................      GO     Aaa/AAA      11/15/04     5.800     3,394,505
      4,440     Hoffman Estates, Tax Increment
                  Revenue, (Economic Development
                  Project Area, Refunding), AMBAC
                  Insured............................      RB     Aaa/AAA      11/15/04     5.500     4,544,562
      3,000     Illinois Development Finance
                  Authority, (Industrial Development
                  Revenue Bonds, Riverside Health &
                  Fitness Center Project,
                  Series 1998-C).....................      PP      NR/NR       08/01/28     4.900     2,802,690
      3,000     Illinois Sales Tax Revenue,
                  (Refunding, Series Q)..............      RB     Aa2/AAA      06/15/09     6.000     3,102,450
      4,175     Illinois Sales Tax Revenue,
                  (Refunding, Series Q)..............      RB     Aa2/AAA      06/15/12     6.000     4,260,212

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
ILLINOIS (CONTINUED)
    $   180     Metropolitan Pier & Exposition
                  Authority, (Dedicated State Tax
                  Revenue, McCormick Place Expansion
                  Project, Escrowed to Maturity,
                  Series A)..........................      RB      NR/AAA      06/15/06     8.500% $    212,256
        940     Metropolitan Pier & Exposition
                  Authority, (Dedicated State Tax
                  Revenue, Escrowed to Maturity,
                  Series A)..........................      RB      Aaa/NR      06/15/06     8.500     1,108,448
      3,300     Metropolitan Pier & Exposition
                  Authority, (Dedicated State Tax
                  Revenue, Refunding)................      RB     Aa3/AA-      06/01/04     6.500     3,491,334
      1,380     Metropolitan Pier & Exposition
                  Authority, (Dedicated State Tax
                  Revenue, Unrefunded Balance,
                  Series A)..........................      RB     Aa3/AA-      06/15/06     8.500     1,618,202
      2,810     Regional Transportation Authority,
                  (Series D), FGIC Insured...........      RB     Aaa/AAA      06/01/07     7.750     3,216,073
      1,000     University of Illinois, (Escrowed to
                  Maturity)..........................      RB     Aaa/AAA      10/01/01     6.000     1,021,910
                                                                                                   ------------
                    TOTAL ILLINOIS...................                                                53,223,735
                                                                                                   ------------

INDIANA (2.0%)
      2,065     Indiana Bond Bank, (Special Program,
                  Refunding, Series A)...............      GO      NR/A+       02/01/03     5.500     2,089,945
      1,610     Indiana Bond Bank, (Special Program,
                  Refunding, Series A)...............      GO      NR/A+       02/01/04     5.500     1,629,529
      1,035     Indiana Bond Bank, (Special Program,
                  Refunding, Series A)...............      GO      NR/A+       02/01/06     5.500     1,042,628
         45     Indiana Health Facilities Financing
                  Authority, (Hospital Revenue,
                  Sisters of St. Frances Health
                  Services, Escrowed to Maturity,
                  Refunding, Series A), MBIA
                  Insured............................      RB     Aaa/AAA      11/01/05     5.500        45,972
      3,910     Indiana Health Facilities Financing
                  Authority, (Hospital Revenue,
                  Sisters of St. Frances Health
                  Services, Unrefunded Balance,
                  Series A), MBIA Insured............      RB     Aaa/AAA      11/01/05     5.500     3,972,091

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
INDIANA (CONTINUED)
    $ 5,000     Indiana Municipal Power Agency,
                  (Power Supply System Revenue,
                  Refunding, Series B), MBIA
                  Insured............................      RB     Aaa/AAA      01/01/07     5.750% $  5,148,500
      2,000     Indiana Municipal Power Agency,
                  (Power Supply System Revenue,
                  Refunding, Series B), MBIA
                  Insured............................      RB     Aaa/AAA      01/01/13     6.000     2,042,500
                                                                                                   ------------
                    TOTAL INDIANA....................                                                15,971,165
                                                                                                   ------------

KENTUCKY (0.3%)
      2,150     Kentucky Turnpike Authority, (Road
                  Recovery Revenue, Escrowed to
                  Maturity)..........................      RB      Aaa/NR      07/01/02     7.100     2,202,245
                                                                                                   ------------

MAINE (0.6%)
      4,050     Maine Municipal Bond Bank,
                  (Prerefunded, Series E, due
                  11/01/12)..........................      RB      Aa3/NR      11/01/02(a)  6.250     4,274,370
                                                                                                   ------------

MARYLAND (1.1%)
      5,435     Maryland Health & Higher Educational
                  Facilities Authority, (John Hopkins
                  University, Refunding).............      RB     Aa2/AA-      07/01/03     5.750     5,628,269
      3,000     Maryland, (3rd Series)...............      GO     Aaa/AAA      07/15/03     6.400     3,084,180
                                                                                                   ------------
                    TOTAL MARYLAND...................                                                 8,712,449
                                                                                                   ------------

MASSACHUSETTS (3.4%)
      5,650     Massachusetts Bay Transportation
                  Authority, (General Transportation
                  System, Refunding, Series A).......      RB     Aa3/AA-      03/01/08     7.000     6,282,856
      1,495     Massachusetts State College Building
                  Authority, (Refunding,
                  Series A)..........................      RB     Aa3/AA-      05/01/11     7.500     1,749,464
      8,250     Massachusetts State Water Resource
                  Authority, (Series A)..............      RB       A1/A       07/15/08     6.500     8,860,170
      9,500     Massachusetts State Water Resource
                  Authority, (Pollution Abatement
                  Trust, Abatement MWRA Progaram,
                  Sub-Series A)......................      RB      Aa1/AA      08/01/15     6.000     9,583,790
                                                                                                   ------------
                    TOTAL MASSACHUSETTS..............                                                26,476,280
                                                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
MICHIGAN (6.0%)
    $10,000     Detroit Water Supply System,
                  (Prerefunded, due 07/01/22), FGIC
                  Insured............................      RB     Aaa/AAA      07/01/02(a)  6.375% $ 10,553,600
      4,575     Michigan Building Authority,
                  (Prerefunded, Series I, due
                  10/01/03)..........................      RB      Aa2/AA      10/01/02(a)  5.400     4,727,805
      3,045     Michigan Building Authority,
                  Facilites Program, (Refunding,
                  Series I), AMBAC Insured...........      RB     Aaa/AAA      10/01/04     6.000     3,177,732
     13,050     Michigan Hospital Finance Authority,
                  (Ascension Health Credit Corp.,
                  Series A)..........................      RB     Aaa/AAA      11/15/15     6.250    13,340,493
     10,500     Michigan Hospital Finance Authority,
                  (Genesys Health System,
                  Prerefunded, Refunding, Series A,
                  due 10/01/21)......................      RB     Baa2/AAA     10/01/05(a)  8.125    12,252,555
      2,905     Michigan Hospital Finance Authority,
                  (Mercy Health Services, Refunding,
                  Series T)..........................      RB     Aa3/AA-      08/15/04     5.750     2,955,721
                                                                                                   ------------
                    TOTAL MICHIGAN...................                                                47,007,906
                                                                                                   ------------

MINNESOTA (1.3%)
      5,000     University of Minnesota, (Refunding,
                  Series A)..........................      RB      Aa2/AA      07/01/10     5.750     5,163,650
      5,000     University of Minnesota, (Refunding,
                  Series A)..........................      RB      Aa2/AA      07/01/15     5.750     5,013,750
                                                                                                   ------------
                    TOTAL MINNESOTA..................                                                10,177,400
                                                                                                   ------------

MISSISSIPPI (1.5%)
     10,895     Mississippi, (Escrowed to Maturity,
                  Refunding).........................      GO     Aaa/AAA      02/01/08     6.200    11,501,960
                                                                                                   ------------

MISSOURI (1.2%)
      5,000     Missouri Convention & Sports Complex
                  Authority, (Prerefunded, Series A,
                  due 08/15/21)......................      RB     Aaa/AAA      08/15/03(a)  6.900     5,320,700
      4,000     St. Louis County Regional Convention
                  & Sports Complex Authority,
                  (Prerefunded, Series B, due
                  08/15/21)..........................      RB     Aaa/AAA      08/15/03(a)  7.000     4,282,800
                                                                                                   ------------
                    TOTAL MISSOURI...................                                                 9,603,500
                                                                                                   ------------

NEBRASKA (0.7%)
      5,245     Nebhelp Inc. (Sub-Series A-5B), MBIA
                  Insured............................      RB      Aaa/NR      06/01/13     6.200     5,362,278
                                                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
NEVADA (3.0%)
    $   500     Carson City School District,
                  (Prerefunded, due 04/01/03), FGIC
                  Insured............................      GO     Aaa/AAA      04/01/00(a)  6.750% $    512,150
      8,200     Clark County School District,
                  (Series A), MBIA Insured...........      GO     Aaa/AAA      06/01/11     7.000     9,178,916
      3,000     Clark County, (Passenger Facilities
                  Charge Revenue, Las Vegas McCarran
                  International Airport,
                  Series A)..........................      RB       A/A        07/01/08     6.250     3,154,200
      1,200     Las Vegas, (Clark County Library
                  District, Prerefunded, Series A,
                  due 06/01/04), FGIC Insured........      GO     Aaa/AAA      06/01/01(a)  6.700     1,247,244
      1,280     Las Vegas, (Clark County Library
                  District, Refunding, Series B),
                  FGIC Insured.......................      GO     Aaa/AAA      08/01/04     6.700     1,324,339
      1,330     Nevada, (Prison Facilities,
                  Prerefunded, due 08/01/04).........      GO      Aa2/AA      08/01/00(a)  7.000     1,375,087
      1,985     Nevada, (Refunding, Series A-2)......      GO      Aa2/AA      05/15/10     6.000     2,069,005
      4,730     Washoe County School District, FSA
                  Insured............................      GO     Aaa/AAA      06/01/09     5.625     4,804,356
                                                                                                   ------------
                    TOTAL NEVADA.....................                                                23,665,297
                                                                                                   ------------

NEW HAMPSHIRE (1.7%)
      4,900     New Hampshire Higher Educational &
                  Health Facilities Authority,
                  (Dartmouth College, Refunding).....      RB     Aaa/AAA      06/01/07     6.750     5,395,194
      5,775     New Hampshire Municipal Bond Bank,
                  (Series B), FSA Insured............      GO     Aaa/AAA      08/15/04     5.000     5,793,249
      1,720     New Hampshire, (Prerefunded,
                  Series A, due 06/15/03)............      GO     Aa2/AA+      06/15/01(a)  6.600     1,799,602
                                                                                                   ------------
                    TOTAL NEW HAMPSHIRE..............                                                12,988,045
                                                                                                   ------------

NEW JERSEY (4.1%)
      4,180     Jersey City, (Refunding,
                  Series A)..........................      GO      Aa3/AA      10/01/11     6.250     4,434,228
      7,000     New Jersey Economic Development
                  Authority, (Market Transition
                  Facilities Revenue, Sr. Lien,
                  Series A), MBIA Insured............      RB     Aaa/AAA      07/01/02     5.400     7,108,570
      4,100     New Jersey Economic Development
                  Authority, (Transition Project
                  Sublease, Series A), FSA Insured...      RB     Aaa/AAA      05/01/11     5.750     4,200,327

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
NEW JERSEY (CONTINUED)
    $10,000     New Jersey Transportation Authority,
                  (Refunding, Series A)..............      RB     Aa2/AA-      06/15/08     5.500% $ 10,161,100
      6,000     New Jersey Transportation Authority,
                  (Refunding, Series B), MBIA
                  Insured............................      RB     Aaa/AAA      06/15/05     6.000     6,277,200
                                                                                                   ------------
                    TOTAL NEW JERSEY.................                                                32,181,425
                                                                                                   ------------

NEW YORK (7.4%)
         75     Monroe County, (Public Improvement,
                  Unrefunded Balance, Series 1995),
                  AMBAC Insured......................      GO     Aaa/AAA      06/01/10     6.000        79,496
      7,000     Municipal Assistance Corp for City of
                  New York, (Series H)...............      RB      Aa2/AA      07/01/06     6.250     7,414,610
      3,090     Nassau County Tobacco Settlement
                  Corp., Asset Backed A Plan.........      RB      A1/A+       07/15/03     4.200     3,045,195
      1,465     New York City, (Escrowed to Maturity,
                  Series B)..........................      GO     Aaa/AAA      06/01/01     8.000     1,534,089
        805     New York City, (Escrowed to Maturity,
                  Series F)..........................      GO      Aaa/A-      02/15/02     6.100       827,693
         50     New York City, (Escrowed to Maturity,
                  Series A)..........................      GO      A3/A-       08/01/02     5.750        51,210
      7,000     New York City, (Refunding,
                  Series A)..........................      GO      A3/A1       08/01/04     6.750     7,452,830
      4,480     New York City, (Refunding,
                  Series G)..........................      GO      A3/A-       08/01/03     5.000     4,477,133
      3,425     New York City, (Series F)............      GO      A3/A-       02/15/03     6.200     3,537,340
      2,595     New York City, (Unrefunded Balance,
                  Series A)..........................      GO      A3/A-       08/01/02     5.750     2,646,199
     10,000     New York Convention Center Operating
                  Corp., (Yale Building Acquisition
                  Project)...........................      PP      NR/NR       12/01/04     6.500     9,885,200
      5,000     New York State Dormitory Authority,
                  (FHA Hospital New York &
                  Presbyterian, Refunding), AMBAC-FHA
                  Insured............................      RB     Aaa/AAA      08/01/13     4.400     4,924,000
      2,850     New York State Dormitory Authority,
                  (Secured Hospital, Interfaith
                  Medical Center, Series D)..........      RB    Baa1/BBB+     02/15/04     5.500     2,846,380
      8,700     Triborough Bridge & Tunnel Authority,
                  (General Purpose, Refunding,
                  Series X)..........................      RB      Aa3/A+      01/01/12     6.625     9,433,932
                                                                                                   ------------
                    TOTAL NEW YORK...................                                                58,155,307
                                                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
NORTH CAROLINA (2.0%)
    $ 6,275     North Carolina Municipal Power
                  Agency, (No. 1 Catawba Electric
                  Revenue, Series B).................      RB    Baa1/BBB+     01/01/07     6.250% $  6,386,381
      8,900     North Carolina Municipal Power
                  Agency, (No.1 Catawba Electric
                  Revenue, Series B).................      RB    Baa1/BBB+     01/01/06     6.125     9,026,914
                                                                                                   ------------
                    TOTAL NORTH CAROLINA.............                                                15,413,295
                                                                                                   ------------

OHIO (0.7%)
      2,000     Ohio State Building Authority, (State
                  Facilities, Administration Building
                  Fund Project, Series A)............      RB     Aa2/AA-      10/01/06     5.500     2,037,520
      2,795     Ohio Water Development Authority,
                  (Escrowed to Maturity,
                  Refunding).........................      RB     Aaa/AAA      12/01/10     9.375     3,315,429
                                                                                                   ------------
                    TOTAL OHIO.......................                                                 5,352,949
                                                                                                   ------------

OREGON (0.7%)
      5,535     Washington County, (Criminal Justice
                  Facilities, Prerefunded, due
                  12/01/10)..........................      GO     Aa1/AAA      12/01/04(a)  6.000     5,778,983
                                                                                                   ------------

PENNSYLVANIA (3.2%)
      1,175     Bethel Park School District,
                  (Prerefunded, Series B, due
                  02/01/02), AMBAC Insured...........      GO     Aaa/AAA      02/01/00(a)  6.550     1,175,000
      1,310     Pennsylvania Higher Education
                  Facilities Authority, (College &
                  University Revenue, University of
                  Pennsylvania, Refunding,
                  Series A)..........................      RB      A1/AA       09/01/02     6.500     1,365,911
      2,800     Pennsylvania Higher Education
                  Facilities Authority, (Health
                  Services Revenue, University of
                  Pennsylvania Health Services,
                  Refunding, Series A)...............      RB       A3/A       01/01/06     6.000     2,781,212
      1,500     Pennsylvania, (2nd Series A,
                  Prerefunded, due 11/01/04), MBIA
                  Insured............................      GO     Aaa/AAA      11/01/01(a)  6.500     1,568,925
      4,250     Philadelphia Authority for Industrial
                  Development, (Academy of Natural
                  Sciences)..........................      PP      NR/NR       01/01/18     4.750     4,226,667

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
PENNSYLVANIA (CONTINUED)
    $ 8,785     Philadelphia Authority for Industrial
                  Development, (Airport Revenue,
                  Philadelphia Airport System
                  Project, Series A), FGIC Insured...      RB     Aaa/AAA      07/01/04     5.000% $  8,770,153
      5,000     Philadelphia Water & Waste, (Water
                  Revenue), AMBAC-TCRS Insured.......      RB     Aaa/AAA      06/15/09     5.625     5,101,050
                                                                                                   ------------
                    TOTAL PENNSYLVANIA...............                                                24,988,918
                                                                                                   ------------

PUERTO RICO (0.6%)
      5,000     Puerto Rico Municipal Finance Agency,
                  (Refunding, Series B)..............      GO     Baa1/A-      08/01/02     5.500     5,016,250
                                                                                                   ------------

SOUTH CAROLINA (3.9%)
      1,620     Charleston County, (Prerefunded, due
                  06/01/07)..........................      GO      Aa3/AA      06/01/06(a)  5.625     1,664,501
      1,000     Piedmont Municipal Power Agency,
                  (Electric Power Revenue, Escrowed
                  to Maturity, Refunding), MBIA
                  Insured............................      RB     Aaa/AAA      01/01/08     6.200     1,060,800
     15,000     Piedmont Municipal Power Agency,
                  (Electric Revenue, Refunding), FGIC
                  Insured............................      RB     Aaa/AAA      01/01/20     6.750    16,222,500
      5,385     South Carolina, (Capital Improvement,
                  Series A)..........................      GO     Aaa/AAA      10/01/09     5.500     5,482,953
      5,655     South Carolina, (Capital Improvement,
                  Series A)..........................      GO     Aaa/AAA      10/01/10     5.500     5,738,694
                                                                                                   ------------
                    TOTAL SOUTH CAROLINA.............                                                30,169,448
                                                                                                   ------------

TEXAS (8.6%)
      1,500     Austin Utilities System, (Escrowed to
                  Maturity)..........................      RB     Aaa/AAA      10/01/01     6.500     1,545,930
      7,500     Austin Utilities System, (Refunding,
                  Series A), FSA Insured.............      RB     Aaa/AAA      11/15/03     5.750     7,730,175
      4,040     Austin, Public Improvement...........      GO      Aa2/AA      09/01/12     5.750     4,085,167
      2,260     Austin, Public Improvement...........      GO      Aa2/AA      09/01/13     5.750     2,275,255
      4,500     Austin, Public Improvement...........      GO      Aa2/AA      09/01/14     5.750     4,500,720
      2,260     Corpus Christi Independent School
                  District, (Refunding), PSFG
                  Insured............................      GO     Aaa/AAA      08/15/05     6.000     2,367,418
      1,305     Dallas County Flood Control District
                  #1, (Prerefunded, due 04/01/10)....      GO      Aaa/NR      04/01/08(a)  9.250     1,642,134
      1,650     El Paso Independent School District,
                  (Prerefunded, due 07/01/03), PSFG
                  Insured............................      GO     Aaa/AAA      07/01/01(a)  6.550     1,696,794

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
TEXAS (CONTINUED)
    $ 3,805     Lewisville Independent School
                  District, (Refunding), PSFG
                  Insured............................      GO      Aaa/NR      08/15/03     6.000% $  3,954,194
     10,000     Lower Colorado River Authority,
                  (Refunding, Series B)..............      RB     Aaa/AAA      05/15/10     6.000    10,423,200
      2,000     Plano Independent School District,
                  (Prerefunded, Series B, due
                  02/15/04), FGIC Insured............      GO     Aaa/AAA      02/15/01(a)  6.550     2,047,000
      1,500     San Antonio, (General Improvement,
                  Refunding).........................      GO     Aa2/AA+      08/01/07     6.000     1,573,710
      7,000     Texas Water Development Board,
                  (Revolving Fund, Sr. Lien,
                  Series B)..........................      RB     Aa1/AAA      07/15/12     5.750     7,091,630
      2,000     Texas, (Public Finance Authority,
                  Prerefunded, due 10/01/02).........      GO      NR/AA       10/01/00(a)  6.300     2,028,920
      1,000     Texas, (Public Finance Authority,
                  Prerefunded, due 10/01/05).........      GO      NR/AA       10/01/00(a)  6.500     1,015,750
      4,000     Texas, (Public Finance Authority,
                  Refunding, Series B)...............      GO      Aa2/AA      10/01/03     6.000     4,159,120
      6,180     University of Texas, (Financing
                  System Revenue, Series A)..........      RB     Aa1/AAA      08/15/07     6.000     6,500,680
      2,500     University of Texas, (Permanent
                  University Fund, Refunding)........      RB     Aaa/AAA      07/01/01     6.300     2,561,775
                                                                                                   ------------
                    TOTAL TEXAS......................                                                67,199,572
                                                                                                   ------------

UTAH (2.2%)
      1,625     Intermountain Power Agency, (Utah
                  Power Supply Revenue, Refunding,
                  Series B), MBIA Insured............      RB     Aaa/AAA      07/01/09     6.500     1,742,244
      4,155     Intermountain Power Agency, (Utah
                  Power Supply Revenue, Refunding,
                  Series C), MBIA Insured............      RB     Aaa/AAA      07/01/01     6.000     4,239,679
      6,645     Intermountain Power Agency, (Utah
                  Power Supply Revenue, Refunding,
                  Series C), MBIA Insured............      RB     Aaa/AAA      07/01/02     6.000     6,819,631
      4,180     Jordan School District,
                  (Refunding)........................      GO      Aa3/AA      06/15/06     6.050     4,311,545
                                                                                                   ------------
                    TOTAL UTAH.......................                                                17,113,099
                                                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
VIRGINIA (2.3%)
    $10,000     Fairfax County, (Industrial
                  Development Authority Revenue,
                  Prerefunded, due 08/29/23).........      RB      Aaa/AA      08/28/01(a)  6.801% $ 10,517,500
      2,000     Virginia Public School Authority,
                  (Prerefunded, Series A)............      RB      Aa2/AA      08/01/04     6.500     2,094,620
      5,000     Virginia Public School Authority,
                  (Refunding)........................      RB      Aa/AA       01/01/02     6.000     5,121,850
                                                                                                   ------------
                    TOTAL VIRGINIA...................                                                17,733,970
                                                                                                   ------------

WASHINGTON (5.5%)
      1,555     King & Snohomish Counties School
                  District #417, FGIC Insured........      GO     Aaa/AAA      12/01/02     6.600     1,578,201
      1,000     Pierce County School District #320,
                  (Prerefunded, due 12/01/02),
                  MBIA-IBC Insured...................      GO     Aaa/AAA      12/01/01(a)  6.600     1,035,310
      1,250     Snohomish County School District #2,
                  (Refunding, Series A), MBIA-IBC
                  Insured............................      GO     Aaa/AAA      12/01/02     6.700     1,281,225
      4,815     Washington Public Power Supply
                  System, (Nuclear Project #1,
                  Refunding, Series A), MBIA
                  Insured............................      RB     Aaa/AAA      07/01/06     6.000     4,989,881
      4,000     Washington Public Power Supply
                  System, (Nuclear Project #1,
                  Refunding, Series B)...............      RB     Aa1/AA-      07/01/03     5.750     4,085,280
      2,000     Washington Public Power Supply
                  System, (Nuclear Project #2,
                  Refunding, Series A)...............      RB     Aa1/AA-      07/01/06     7.250     2,210,460
      5,265     Washington Public Power Supply
                  System, (Nuclear Project #2,
                  Refunding, Series A)...............      RB     Aa1/AA-      07/01/01     6.300     5,383,515
      4,000     Washington Public Power Supply
                  System, (Nuclear Project #2,
                  Refunding, Series A)...............      RB     Aa1/AA-      07/01/09     5.750     4,052,800
      1,500     Washington Public Power Supply
                  System, (Nuclear Project #2,
                  Refunding, Series C)...............      RB     Aa1/AA-      07/01/02     7.500     1,563,765
      2,000     Washington Public Power Supply
                  System, (Nuclear Project #2,
                  Refunding, Series C), FGIC
                  Insured............................      RB     Aaa/AAA      07/01/01     7.000     2,062,260
      5,000     Washington Public Power Supply
                  System, (Nuclear Project #3,
                  Refunding, Series A)...............      RB     Aa1/AA-      07/01/03     5.000     4,990,500
      1,000     Washington, (Prerefunded, Series B,
                  due 08/01/02)......................      GO     Aa1/AA+      08/01/00(a)  6.750     1,013,080
      1,750     Washington, (Refunding,
                  Series R-92-A).....................      GO     Aa1/AA+      09/01/02     6.300     1,808,013
      3,075     Washington, (Series A)...............      GO     Aa1/AA+      01/01/07     5.250     3,076,292
      4,000     Washington, (Series B & AT-7)........      GO     Aa1/AA+      06/01/17     6.400     4,224,760
                                                                                                   ------------
                    TOTAL WASHINGTON.................                                                43,355,342
                                                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
WEST VIRGINIA (0.5%)
    $ 1,000     Berkeley County Board of Education,
                  (Escrowed to Maturity), BIG
                  Insured............................      GO     Aaa/AAA      04/01/01     7.300% $  1,032,970
      2,790     West Virginia Public Energy
                  Authority, (Morgantown Association
                  Project, Series A), LOC Swiss Bank
                  Corp...............................      RB     Aa1/AA+      07/01/08     5.050     2,788,968
                                                                                                   ------------
                    TOTAL WEST VIRGINIA..............                                                 3,821,938
                                                                                                   ------------

WISCONSIN (2.6%)
      6,250     Wisconsin Health & Educational
                  Facilities.........................      PP      NR/NR       05/01/19     5.950     5,456,438
      6,250     Wisconsin Health & Educational
                  Facilities.........................      PP      NR/NR       05/01/14     5.700     5,602,125
      4,000     Wisconsin, (Series A)................      GO      Aa2/AA      05/01/05     6.000     4,162,200
      5,270     Wisconsin, (Series C)................      GO      Aa2/AA      05/01/10     5.750     5,398,272
                                                                                                   ------------
                    TOTAL WISCONSIN..................                                                20,619,035
                                                                                                   ------------
                    TOTAL LONG TERM INVESTMENTS (COST $759,148,398)..............................   757,667,114
                                                                                                   ------------
SHORT-TERM INVESTMENTS (2.6%)
ALASKA (0.5%)
      1,000     Anchorage, (Series A), AMBAC
                  Insured............................      GO     Aaa/AAA      02/01/00     6.850     1,000,000
      3,000     North Slope Borough, (Series A), MBIA
                  Insured............................      GO     Aaa/AAA      06/30/00     5.550     3,019,170
                                                                                                   ------------
                    TOTAL ALASKA.....................                                                 4,019,170
                                                                                                   ------------

PENNSYLVANIA (0.3%)
        970     Pennsylvania Higher Education
                  Assistance Agency, (Student Loan
                  Revenue, Refunding, Series A), FGIC
                  Insured............................      RB     Aaa/AAA      12/01/00     6.800       989,914
      1,000     Pennsylvania, (Refunding and
                  Projects, 1st Series A), AMBAC-TCRS
                  Insured............................      GO     Aaa/AAA      01/01/01     6.600     1,021,910
                                                                                                   ------------
                                                                                                      2,011,824
                                                                                                   ------------

RHODE ISLAND (0.5%)
      3,785     Rhode Island, (Construction Capital
                  Development Loan, Series B)........      GO     Aa3/AA-      05/15/00     6.000     3,805,325
                                                                                                   ------------

TEXAS (0.3%)
      1,500     Addison, (Refunding), FGIC Insured...      GO     Aaa/AAA      09/01/00     6.250     1,501,680
      1,000     Arlington, AMBAC Insured.............      GO     Aaa/AAA      08/01/00     6.850     1,014,110
                                                                                                   ------------
                                                                                                      2,515,790
                                                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                               SECURITY  MOODY'S/     MATURITY
(IN THOUSANDS)         SECURITY DESCRIPTION            TYPE      S&P RATINGS    DATE       RATE      VALUE
--------------  -------------------------------------  --------  -----------  -----------  ------  ------------
WASHINGTON (0.8%)
    $   605     King County, (Escrowed to Maturity,
                  Series B)..........................      GO     Aa1/AA+      01/01/01     6.700% $    618,625
      5,750     King County, (Unrefunded Balance,
                  Series B)..........................      GO     Aa1/AA+      01/01/01     6.700     5,879,490
                                                                                                   ------------
                                                                                                      6,498,115
                                                                                                   ------------

OTHER INVESTMENT COMPANIES (0.2%)

   SHARES
------------
  1,154,128   J.P. Morgan Institutional Tax Exempt
                Money Market Fund.....................            Aaa/AAA              3.200(y)    1,154,128
                                                                                                ------------
                  TOTAL SHORT TERM INVESTMENTS (COST $19,824,460)...........................      20,004,352
                                                                                                ------------
              TOTAL INVESTMENTS (COST $778,972,858) (99.4%).................................     777,671,466
              OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)..................................       4,753,480
                                                                                                ------------
              NET ASSETS (100.0%)...........................................................    $782,424,946
                                                                                                ============

------------------------------
Note: Based on the cost of the investments of $779,266,429 for federal income tax purposes at January 31, 2000, the aggregate gross unrealized appreciation and depreciation was $7,160,096 and $8,755,059, respectively, resulting in net unrealized depreciation of investments of $1,301,392.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(y) Yield to maturity.

AMBAC - Ambac Indemnity Corp., BIG - Bond Investors Guaranty Insurance Co., FGIC - Financial Guaranty Insurance Co., FHA - Federal Housing Authority,
FSA - Financial Securities Assurance, GO - General Obligation, IBC - IBC Financial Data, Inc., LOC - Letter of Credit, MBIA - Municipal Bond Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, TCRS -Transferable Custodial Receipts, WI - When and if issued securities.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $778,972,858 )          $777,671,466
Interest Receivable                                  10,497,635
Receivable for Investments Sold                       2,438,273
Prepaid Expenses and Other Assets                         3,243
Prepaid Trustees' Fees                                    3,090
                                                   ------------
    Total Assets                                    790,613,707
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     7,872,819
Advisory Fee Payable                                    194,811
Administrative Services Fee Payable                      16,314
Administration Fee Payable                                  478
Fund Services Fee Payable                                   264
Accrued Expenses                                        104,075
                                                   ------------
    Total Liabilities                                 8,188,761
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $782,424,946
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $ 20,047,387
EXPENSES
Advisory Fee                                       $1,212,075
Custodian Fees and Expenses                           121,858
Administrative Services Fee                           101,868
Professional Fees and Expenses                         25,333
Fund Services Fee                                       6,815
Trustees' Fees and Expenses                             3,657
Administration Fee                                      3,199
Miscellaneous                                           5,684
                                                   ----------
    Total Expenses                                                1,480,489
                                                               ------------
NET INVESTMENT INCOME                                            18,566,898
NET REALIZED GAIN (LOSS) ON INVESTMENTS                          (9,967,427)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                   (10,037,520)
                                                               ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $ (1,438,049)
                                                               ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE ELEVEN
                                                   JANUARY 31, 2000   MONTHS ENDED
                                                     (UNAUDITED)     JULY 31, 1999
                                                   ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    18,566,898    $ 34,387,277
Net Realized Gain (Loss) on Investments                 (9,967,427)      4,500,130
Net Change in Unrealized Depreciation of
  Investments                                          (10,037,520)    (30,158,895)
                                                   ---------------    ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         (1,438,049)      8,728,512
                                                   ---------------    ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          167,219,900     417,545,311
Withdrawals                                           (205,226,661)   (361,383,038)
                                                   ---------------    ------------
    Net Increase (Decrease) from Investors'
      Transactions                                     (38,006,761)     56,162,273
                                                   ---------------    ------------
    Total Increase (Decrease) in Net Assets            (39,444,810)     64,890,785
NET ASSETS
Beginning of Period                                    821,869,756     756,978,971
                                                   ---------------    ------------
End of Period                                      $   782,424,946    $821,869,756
                                                   ===============    ============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                   SIX MONTHS ENDED  FOR THE ELEVEN   FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                   JANUARY 31, 2000   MONTHS ENDED   --------------------------------------
                                                     (UNAUDITED)     JULY 31, 1999     1998      1997      1996      1995
                                                   ----------------  --------------  --------  --------  --------  --------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                            0.37%(a)        0.37%        0.37%     0.38%     0.38%     0.42%
  Net Investment Income                                   4.58%(a)        4.49%        4.70%     4.93%     4.92%     5.15%
Portfolio Turnover                                          43%(b)          29%          16%       25%       25%       47%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $865,660,724 on that date from the J.P. Morgan Tax Exempt Bond Fund (formerly The Pierpont Tax Exempt Bond Fund) in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied by an independent pricing service that are based on the last traded price on a national securities exchange or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for such security. Independent pricing services procedures may also included the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type: indications as to value from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolios independent pricing service or principal market maker or dealer such securities are priced using fair values in accordance with procedures adopted by the portfolios trustees. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the portfolio pays JPMIM at an annual rate of 0.30% of the portfolio's average daily net assets. For the six months ended
      January 31, 2000, such fees amounted to $1,216,143.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended January 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $4,068 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended January 31, 2000, the fee for these services amounted to $3,199.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first
      $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended January 31, 2000, the fee for these services amounted to $101,868.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $6,815 for the six months ended January 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the six months ended January 31, 2000 were as follows:

COST OF                 PROCEEDS
PURCHASES              FROM SALES
---------             ------------
$351,349,345          $338,054,049

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

36